Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation; liquidity and going concern

(1)           Basis of presentation; liquidity and going concern

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent liabilities at the dates of the financial statements. Significant accounting estimates reflected in the Company’s financial statements include allowances for doubtful accounts, the assessment of impairment for long-lived assets, useful lives for property and equipment, share-based compensation expense, and loss contingencies. Actual amounts may differ from these estimates under different assumptions or conditions.

The Group has incurred significant net losses and negative cash flows from operations in each of the three most recent years. As of December 31, 2014, the Group had cash and cash equivalents of $4.4 million, had an accumulated deficit of $187.1 million, reported a working capital deficit of $4.8 million, and had negative operating cash flows of $5.2 million for the year then ended. Despite suffering a gross loss for the full year of 2014, the Group achieved gross profit in the fourth quarter of 2014, following a protracted period of gross losses.  The Group continues to generate operating losses and net losses. Despite recent improvements, substantial doubt exists as to the Group’s ability to continue as a going concern, primarily due to uncertainties regarding (1) the Group’s ability to generate improvements in operating cash inflows, which depend on growth in revenues from (i) Huzhong, the Group’s new third party advertising agency since late August 2014, and (ii) two cooperation agreements with related party Qinhe; (2) the Group’s ability to reduce its operating cash outflows, such as through further administrative and headcount-related cost control measures; and (3) the availability and timing of additional financing with terms acceptable to the Group. Growth in the Group’s operating cash inflows is principally dependent upon successful execution with Huzhong and Qinhe resulting in growth in revenues therefrom, and may also benefit from diversification to other sources of revenue.

The Group expects to derive its 2015 revenues from Huzhong and revenue sharing agreements with Qinhe described in the foregoing footnote. Cash collection from these sources depends on achievement of the guaranteed amounts of web traffic per day, the performance of the iSpeak platform, the performance of the games operated by Qinhe, and contractual terms agreed to with Qinhe and Huzhong. The Group will need to obtain further new revenue sources and additional near-term financing to fund its daily operations, as its current cash flow projections indicate that cash inflows from operating activities will be insufficient in the near term.

In order to reduce operating cash outflows, the Group reduced its headcount by approximately 40% in various departments in April 2014. The Group has also taken other cost reduction measures, including improving the efficiency of its network to reduce infrastructure costs, and has reduced its content acquisition costs.

Note 1 contains further descriptions of recent equity contributions from Shanda Interactive and a 2015 borrowing arranged with Mr. Xudong Xu.  While these additional financing measures have assisted in alleviating pressure on the Group’s working capital and liquid resources, all the aforementioned factors raise substantial doubt about the Group’s ability to continue as a going concern. In order to continue its operations, the Group must generate sufficient revenues, raise more funds, and/or curtail its operational and capital expenditures to achieve profits and positive cash flows.

Consolidation

(2)           Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and VIEs. All inter-company transactions and balances have been eliminated upon consolidation. Affiliated companies in which the Company has partial ownership and controls more than 20% but less than 50% of the investment are accounted for using the equity method of accounting. The Company’s share of earnings (losses) of such equity investments is included in the accompanying consolidated statements of operations and comprehensive loss; the carrying value of such investments was zero as of both December 31, 2013 and 2014.

The Company follows the guidance relating to the consolidation of VIEs in ASC 810-10, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide advertising services and hold Internet Content Provider (“ICP”) licenses and/or Licenses for Transmission of Audio-Visual Programs through the Internet (“the Licenses”), the Group conducts substantially all of its advertising business through its VIEs. The paid-in capital balances of VIEs Ku6 Beijing Information and Ku6 Network were funded by the Company through loans extended to the authorized individuals (“nominee shareholders”); Tianjin Information was incorporated by Ku6 Beijing Information.

The Company has various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs and has the power to direct the activities of the VIEs. Consequently the Company is the primary beneficiary of these VIEs. Details of certain key agreements with the VIEs are as follows:

Loan Agreements: Beijing Technology, Kusheng and Tianjin Technology (the “Subsidiaries”) have granted interest-free loans to the nominee shareholders with the sole purpose of providing funds necessary for the equity capital of Ku6 Beijing Information, Ku6 Network and Ku6 Culture. The portions of the loans for equity capital are eliminated with the capital of Ku6 Beijing Information, Ku6 Network, and Ku6 Culture in consolidation. The interest-free loans to the nominee shareholders of Beijing Information, Ku6 Network and Ku6 Culture as of December 31, 2014 were RMB20 million, RMB10 million and RMB1 million, respectively. Beijing Technology, Kusheng and Ku6 Culture are able to require the nominee shareholders to settle the loan amount through the entire equity interests of Ku6 Beijing Information, Ku6 Network and Ku6 Culture and nominate someone else to hold the shares on Beijing Technology, Kusheng and Ku6 Culture’s behalf.

Proxy Agreements: The nominee shareholders of the VIEs irrevocably appointed the Subsidiaries’ officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in the VIEs, making all the operational, financial decisions and the appointment of the directors, general managers and other senior management of the VIEs.

Equity Interest Pledge Agreements: The nominee shareholders of the VIEs have pledged their respective equity interests in the VIEs as collateral to secure the nominee shareholders’ obligations under other agreements and for the payment by the VIEs under the exclusive technical consulting and services agreements and the loan agreements. The Pledge Agreements have been registered with the applicable local branches of the State Administration for Industry and Commerce. The nominee shareholders of the VIEs cannot sell or pledge their equity interests to others without the approval from the Subsidiaries, and the nominee shareholders of the VIEs cannot receive any dividends without the approval of the Subsidiaries.

Exclusive Call Option Agreements: The nominee shareholders of the VIEs granted the Subsidiaries the exclusive and irrevocable right to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations or at the request of the Company, all of the equity interests in these entities for a purchase price equal to the amount of the registered capital or at the lowest price permitted by PRC laws and regulations. The Subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders agreed that without the Subsidiaries’ prior written consent, they will not transfer or otherwise dispose of the equity interests or declare any dividends.

Exclusive Business Cooperation Agreements: The Subsidiaries are the exclusive provider of technical, consulting and related services and information to the VIEs.  Under these arrangements, the Subsidiaries have the unilateral right to charge service fees to the VIEs to recover substantially all of the VIEs’ profits.

As a result of the above contractual agreements, the Company determined that it has the power to control the economic activities most significant to the VIEs and is the primary recipient of the economic rewards or risks, as the case may be.  As such, the Company consolidates the VIEs as required by ASC 810-10.

As of December 31, 2013 and 2014, the assets of the VIEs were as follows:

	December 31, 2013	December 31, 2014
Cash and cash equivalents	252,925	2,329,590
Accounts receivable	36,117	105,762
Amounts due from related parties	6,380,630	501
Property and equipment	1,036	171
Deposits and other non-current assets	311,773	321,709
Total assets	6,982,481	2,757,733

These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs. Therefore, the Company considers that there is no asset in any of its consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC additional paid-in capital of the VIEs in the amount of $4.9 million as of December 31, 2014 (2013: $4.9 million).

As all the VIE subsidiaries are incorporated as limited liability companies under PRC Company Law, creditors thereof do not have recourse to the general credit of the Group for any of the liabilities of the VIE subsidiaries. As of December 31, 2013 and 2014, the liabilities of the VIEs were as follows:

	December 31, 2013	December 31, 2014
Accounts payable	3,618,573	3,387,582
Amounts due to related parties	20,740,356	20,235,986
Accrued expenses and other current liabilities	6,443,737	6,289,169
Other payables due to related parties	11,488,373	8,413,361
Total liabilities	42,291,039	38,326,098

As of December 31, 2014, the total deficit of the VIE subsidiaries was $35.6 million (2013: $35.3 million).

For the years ended December 31, 2012, 2013 and 2014, the summarized operations of the VIEs were as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Net revenue	13,956,477	14,483,007	8,850,824
Net profit (loss)	(1,331,497)	4,746,859	(910,807)

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting the online advertising business substantially through the VIEs, the Company has, in the past, provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss. For the year ended December 31, 2014, the net revenue of VIEs included charges from the VIEs to the wholly owned subsidiaries of the Company in the amount of $2.6 million for services provided by the VIEs as requested by the local authorities (2012 and 2013: nil and $2.3 million). The VIE revenue charge and derecognition of liabilities resulted in the net profit of the VIEs for the year ended December 31, 2013.

Please refer to “Contingencies” under Note 19 for the risks relating to the VIE arrangements.

Significant risks and uncertainties

(3)           Significant risks and uncertainties

The Group participates in a dynamic high technology industry and believes that, in addition to the factors resulting our conclusions with respect to going concern, changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: i) changes in the overall demand for services and products; ii) changes in business offerings; iii) competitive pressures due to new entrants; iv) advances and new trends in new technologies and industry standards; v) changes in bandwidth suppliers; vi) reliance on Huzhong  and Qinhe for the Group’s revenue; vii) regulatory considerations; viii) copyright regulations; and ix) risks associated with the ability to attract and retain employees necessary to support growth.

Fair value

(4)           Fair value

The Group follows ASC Topic 820, “Fair Value Measurements and Disclosures”. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under US GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

Financial assets and liabilities are to be measured and disclosed using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect management’s judgments about the assumptions that market participants would use in pricing the assets or liabilities. Management develops these inputs based on the best information available, including their own data.

Business combinations and non-controlling interests

(5)           Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values.

The Group follows ASC 805, “Business Combinations,” with respect to business combinations. Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest(s) in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The Group follows guidance in ASC Topic 810 regarding non-controlling interests. Non-controlling interests are classified as a separate component within equity; however, such amounts were zero for all periods presented with respect to the accompanying consolidated balance sheet and consolidated statement of operations and comprehensive loss. Consolidated net income on a total enterprise basis is adjusted within the statement of operations and comprehensive loss for net income attributed to non-controlling interests and consolidated comprehensive income is adjusted for comprehensive income attributed to non-controlling interests.

Foreign currency translation

(6)           Foreign currency translation

The functional currency and reporting currency of the parent company is the United States dollar (“U.S. dollar”). The Group’s Subsidiaries and VIEs use Renminbi (“RMB”) as their functional currency.

Assets and liabilities of the Subsidiaries and VIEs are translated at the current exchange rates quoted by the Federal Reserve Bank of New York in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and revenues and expenses are translated at the average exchange rates in effect during the reporting period to the U.S. dollar. Translation adjustments resulting from foreign currency translation to reporting currency are reported as cumulative translation adjustments and recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than the Company’s or its Subsidiaries’ or VIEs’ functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are remeasured into the applicable functional currencies using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive loss.

Pursuant to the People’s Republic of China State Administration of Foreign Exchange (“SAFE”), the conversion of U.S. dollars to RMB is governed as to amount and a uniform exchange rate is set by the People’s Bank of China on a daily basis pegged to a basket of major currencies.  Correspondingly, RMB to U.S. dollar conversion does not carry the same ease as conversion may with other major currencies.  The rates of exchange for the U.S. dollar quoted by the Federal Reserve Bank of New York were RMB 6.0537 on December 31, 2013 and RMB 6.2046 on December 31, 2014.

Cash and cash equivalents

(7)           Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments placed with bank or other financial institutions with no restriction to withdrawal or use, which have original maturities of three months or less.

Included in cash and cash equivalents are cash balances denominated in RMB of approximately RMB21,691,760 and RMB6,406,727 (equivalent to approximately $3,496,083 and $1,058,315) as of December 31, 2014 and 2013, respectively.

Allowances for doubtful accounts

(8)          Allowances for doubtful accounts

The Group determines allowances for doubtful accounts when facts and circumstances indicate that receivables are unlikely to be collected by taking into account an aging analysis of receivable balances, historical bad debt records, repayment patterns in the prior year, and other factors such as the policies of operators and financial conditions of customers. The Group’s accounts receivable are almost fully provided for by an allowance, and cash inflows related to accounts receivable principally consist of collections on fully reserved receivables. In 2014, the Group recorded a provison for all remaining receivables under the old and new advertising agency agreements with Shengyue based on the termination of a business relationship in August 2014 (Note 1). This allowance was charged to general and administrative expenses.

Investments in affiliates

(9)          Investments in affiliates

Affiliated companies are entities which the Group does not control. Investments in affiliated companies are accounted for by the equity method of accounting or the cost method of accounting. Under the equity method, when the Group has significant influence over an investee, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company (no such obligations or payments have been undertaken or made for the periods presented).  With respect to the cost method, where the Group does not have significant influence and the underlying investment does not have a readily determinable fair value, the investment is originally recorded at cost.

The Group continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date, and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value. There were no impairments of such investments for the years ended December 31, 2012, 2013 and 2014 (the associated book values were zero as of both December 31, 2013 and 2014 (Note 6)).

Property and equipment, net

(10)         Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

Acquired intangible assets, net

(11)         Acquired intangible assets, net

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805. Acquired intangible assets consisted of intangible assets with finite lives, as detailed in Note 5, acquired through direct purchases and various business acquisitions and were amortized on a straight-line basis over their estimated useful economic lives.  As further described in Note 5, the Group provided a full impairment provision on its acquired intangibles in 2013; net book value was zero as of both December 31, 2013 and 2014.

The estimated useful economic lives by major intangible asset category used by the Company were as follows.

Trademark	20 years
Technology	7 years

Video production and acquisition costs

(12)         Video production and acquisition costs

The Company contracts third parties for the production of and self produces and self-generates video copyrights for content to exhibit on its website ku6.com. Following the guidance under ASC 926-20-25, video production (which mainly includes direct production costs and production overhead) and acquisition costs are capitalized, if the capitalization criteria are met, and are stated at the lower of unamortized cost or estimated fair value.

With respect to production and acquisition costs, until the Group can establish estimates of secondary market revenues, capitalized costs for each video produced are limited to the amount of revenues contracted for that video. The costs in excess of revenues contracted for that video are expensed as incurred on an actual basis, and are not restored as assets in subsequent periods. Once the Group can establish estimates of secondary market revenues in accordance with ASC 926-20-35-5(b), it capitalizes subsequent film costs.

Capitalized video production costs are amortized in accordance with the guidance in ASC 926-20-35-1 using the individual-film-forecast-computation method, based on the proportion of the revenues earned in a period to the estimated remaining unrecognized ultimate revenues as of the beginning of that period. The Group estimates total revenues to be earned (“ultimate revenues”) throughout the life of a video. Ultimate revenue estimates for the produced or acquired videos are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self produced content are based upon assumptions about future demand and market conditions. The capitalized costs are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18, if an event or change in circumstances indicates that the fair value is less than unamortized cost.

During each of the three years ended December 31, 2014, video production and acquisition costs did not meet the criteria for capitalization and as a result all the video production costs were expensed as incurred.

Goodwill

(13)         Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed as a result of the Group’s acquisitions. The Group’s goodwill was subject to a full impairment charge in 2013.  The Group’s goodwill was associated with the Group’s single reporting unit.

The Group tests goodwill for impairment by performing a two-step goodwill impairment test, which can be preceded by an optional qualitative assessment to determine if the two-step goodwill impairment test needs to be followed. The optional qualitative assessment relies upon qualitative factors to determine if it is “more likely than not” (more than 50% probable) that the fair value of a reporting unit is less than the carrying value of the reporting unit. The Group did not apply the qualitative assessment and proceeded directly to the two-step test. The first step compares the calculated fair value of a reporting unit to its carrying amount, including goodwill. If, and only if, the carrying amount of a reporting unit exceeds its fair value as per step one, the second step is executed to compare the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Based upon application of the two step impairment evaluation approach at the Group’s annual evaluation dates, no impairment losses were recorded in the year ended December 31, 2012. In the quarter ended December 31, 2013, based upon the same approach at the Group’s annual evaluation date, considering the facts and circumstances regarding future revenues and cash flows described in Note 1 underpinning substantial doubt about the Group’s abilities to continue as a going concern, which had developed adversely by that time, the Group recorded an impairment charge to write off, in its entirety, the reporting unit’s (the entire Group)’s goodwill by $6.2 million. See Note 7 for additional information.

Impairment of long-lived assets

(14)                          Impairment of long-lived assets

The Group reviews its long-lived assets including property, plant and equipment and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments are utilized, the timing or the amount of the impairment charges could be different.

No impairment was recognized in the year ended December 31, 2012. In 2013, based upon substantial uncertainties surrounding future revenues and cash flows, and the concomitant uncertainty associated with recovering various assets regarding future net cash inflows and an assessment of reduced expectations for the Group’s future projected results of operations, the Group recognized a full impairment loss of $21.0 million for its acquired intangible assets.  No impairment was provided on fixed assets as the carrying value of fixed assets was less than fair value. There was no impairment loss recorded in the year ended December 31, 2014.

Financial instruments

(15)                          Financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, accounts payable, and accrued expenses and other current liabilities. As of December 31, 2013 and 2014, their carrying values approximated their fair values because of their generally short maturities. There were no financial assets or liabilities that were measured at fair value at December 31, 2013 or 2014.

Revenue recognition and cost of revenues

(16)                          Revenue recognition and cost of revenues

In accordance with ASC Topic 605, “Revenue Recognition,” the Group recognizes revenues when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.  Revenues are recorded net of indirect taxes.

The Group makes credit assessments of customers to assess the collectability of contract amounts prior to entering into contracts. For those contracts for which the collectability is assessed as not reasonably assured, the Group recognizes revenue only when cash is received and all revenue recognition criteria are met.

Online advertising services

The Group derives part of its revenue from online advertising services, where advertisers (including third parties and related parties) pay to place their advertisements on the Company’s online video platform in different formats. Such formats include but are not limited to banners, buttons, links, and pre-roll or post-roll video advertisements.

Advertising contracts are signed to establish the price and advertising services to be provided.  Advertisements are charged either based on the agreed measurement numbers, including but not limited to impressions and clicks, or fixed during a determined period of time. In the former case, the delivery of service occurs when those measurement numbers are achieved. In the latter case, the delivery is not linked to advertisement displays but occurs over the lapse of time.

The Group’s online advertising services revenue is principally generated under fixed-term contracts with specific advertising agent customers serving as intermediaries between the Group and ultimate advertisers; these fixed-term contracts were responsible for substantially all of the Group’s online advertising services revenue in 2012 and 2013 and all of its online advertising services revenue in 2014.  Under two prior arrangements with Shengyue, the Group’s previous exclusive ad agent for standard advertising resources and non-exclusive ad agent for highly interactive advertising resources, which terminated by August 2014 (Note 1), and the Group’s current arrangement with ad agent Huzhong (exclusive for standard advertising resources and non-exclusive for highly interactive advertising resources), which started on August 29, 2014 and will expire on December 31, 2017 (Note 1), the arrangements included (include) guaranteed minimum advertising revenues and sharing of excess advertising revenues, as well as web traffic or video view targets to be met by the Group.

In the case of Shengyue, guaranteed minimum advertising revenues were not subject to downward adjustment under the old agreement which expired in early 2014 (Note 1).  Under a new agreement with Shengyue consummated in April 2014 but terminated in August 2014 (Note 1), guaranteed minimum advertising revenues were proportionally adjusted downward if there was a shortfall relative to web traffic or video view targets.  For the Shengyue arrangements, excess advertising revenues were calculated after deducting commission fees earned by Shengyue based upon increasing percentages for additional tiers (layers) of revenues in excess of the guaranteed amount. There were no commission fees incurred for any historical periods, as the Group earned only the minimum guaranteed revenues in 2012, 2013 and 2014. In the case of Huzhong, the guaranteed minimum daily advertising revenues are based upon daily web traffic targets agreed to by the Group and Huzhong, and revenues are proportionally adjusted downward or upward relative to the guaranteed minimums should web traffic fall short of or exceed the agreed upon targets.  During 2014, the Group did exceed targets on certain occasions resulting in an insignificant additional amount of revenue.  Unlike the Shengyue arrangements, which were settled in arrears, the Huzhong arrangement provides for payment of 50% of the guaranteed amounts prior to the beginning of the month, with final settlement determined between the parties at the end of the month.  These prepayments are recorded as advances from customers until recognised as revenue. Guaranteed advertising revenues and any excess advertising revenues net of commission fees are recognized ratably over varying service periods as governed by the specific agreements, as the Group is able to timely obtain information to determine historical advertising revenues as a basis for preparing financial statements.

The Group reports the revenue earned from both related and third party ad agencies based on the net amount after considering the indicators to record revenue gross versus set forth in ASC 605-45, “Principal Agent Considerations.”   A principal factor considered is the fact that the advertising agents establish prices with ultimate end customers wishing to place advertisements and the Group is not able to influence such pricing.

For revenue arrangements contracted with third-party advertising agencies (excluding the fixed arrangement with Huzhong), the Group provides cash incentives in the form of rebates based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25. The cash incentives to third-party advertising agencies in the years ended December 31, 2012, 2013 and 2014 were, $72,464, nil and nil, respectively.

Promotional advertising services

The Group derives a portion of its revenue from related party Qinhe in exchange for interactive media and entertainment promotional advertising services provided by the Group to Qinhe.  The Group provides online game marketing services to Qinhe; in exchange, Qinhe shares a portion of its profits that are generated from the Group’s video viewers who play Qinhe’s games after linking to them through advertisements on the Group’s websites. Profits are calculated as revenues from the games operated by Qinhe, net of licensing fees payable to game developers.  The Group also provides interactive entertainment marketing services to Qinhe; in exchange, Qinhe shares a certain percentage of Qinhe’s revenues generated from its video viewers who visit its proprietary social media platform by linking thereto from advertisements on the Group’s website and spend monies with Qinhe.

Further to the interactive entertainment marketing services arrangement (but not the online game marketing arrangement), in September 2014 (Note 1) the Group signed a supplemental agreement providing Qinhe greater operational capabilities to manage and operate the ishow.ku6.com subdomain of domain ku6.com on its own in order to drive further user referrals. Pursuant to this supplemental agreement, Qinhe agreed to pay additional guaranteed revenue amounts, stated on a monthly basis and incremental to the revenue sharing determined on a percentage basis referenced in the foregoing paragraph.

Promotional advertising services revenues are recognized as services are delivered for online game and interactive entertainment marketing.  Shortly after the end of each month, with frequency sufficient to enable timely preparation of financial statements, the Group timely receives a statement from Qinhe detailing the amount of shared revenue for each type of services.  Once amounts are reconciled to the Group’s records and agreed to, shared revenues are to be paid within 30 days.  With respect to the additional guaranteed revenue amounts mentioned in the foregoing paragraph, such amounts are recognized on a monthly basis as they are not dependent on underlying video viewer referrals.The Group reports the revenue earned from Qinhe based on the net amount after considering the indicators to record revenue gross versus set forth in ASC 605-45, “Principal Agent Considerations.” A principal factor considered is the fact that Qinhe establishes all pricing to end customers and the Group is not responsible for providing the content or services, only for driving video viewer referrals to Qinhe.

Costs of revenues (applicable to both online advertising revenues and promotional revenues) consist primarily of employee salaries and benefits associated with platform operations, related share-based compensation, depreciation expenses, internet bandwidth leasing costs, and video production costs.

Turnover taxes and related surcharges

The China subsidiaries and VIEs are subject to business tax or value added tax (“VAT”) and related surcharges on the revenues earned for services provided.

Relevant PRC authorities introduced a turnover tax reform pilot program (the “Pilot Program”) in selected pilot cities in China for selected industries in 2012, to gradually expand the scope of VAT. The turnover tax reform pilot program was first implemented in Shanghai effective 1 January 2012. According to Circular Caishui [2012] No.71 (“Circular 71”), the Pilot Program was expanded to Beijing (effective September 1, 2012) and Tianjin (effective December 1, 2012) where the Group’s online advertising revenues are generated. Prior to the implementation of the Pilot Program, the Group’s business tax rate for advertising sales was 5% based on the gross advertising revenue before deducting advertising agent rebates. After the implementation of the Pilot Program in Beijing and Tianjin, the advertising business is now subject to VAT at 6%. VAT payable on revenues generated by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. If any of the Company’s subsidiaries is recognized as a small-scale VAT payer, the applicable VAT rate shall be 3%, and no creditable input VAT can be recognized. Business tax and related surcharges or VAT, as the case may be, are deducted from gross revenues to arrive at net revenues.

Product development expenses

(17)                          Product development expenses

Product development expenses consist primarily of salaries and benefits for product development personnel, including share-based compensation costs, and are expensed as incurred.

General and administrative expenses

(18)                          General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, bad debt provision, litigation accruals, depreciation, amortization of intangible assets, professional service fees, share-based compensation, office rental fees, and other expenses.

Selling and marketing

(19)                          Selling and marketing

Selling and marketing expenses consist primarily of sales and marketing personnel payroll compensation and related employee costs, advertising and market promotion expenses, and other overhead expenses incurred by the Group’s sales and marketing personnel.

Advertising costs

(20)                          Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $553,380, $287,070 and nil for the years ended December 31, 2012, 2013 and 2014, respectively, and were included in selling and marketing expenses.

Share-based compensation

(21)                          Share-based compensation

The Group applies ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting periods of the awards based on the fair values of the awards determined at the grant date. The valuation provisions of ASC 718 apply to awards granted after the adoption of ASC 718, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period(s) if actual forfeitures differ from initial estimates.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. See Note 14 for further information on stock-based compensation.

Leases

(22)                          Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases, meaning those meeting the capitalization criteria in ASC 840, “Leases”, are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease periods, as specified in the lease agreements, with reference to the actual number of users of the leased assets, as appropriate.

Taxation

(23)                          Taxation

Current income taxes are provided for on the taxable income of each subsidiary on the separate tax return basis in accordance with the relevant tax laws.  Deferred income taxes are provided using the liability method in accordance with ASC 740, “Income Taxes”. Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-25 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Group does not have any liabilities for unrecognized tax benefits as of December 31, 2013 or 2014. Were the Group to have such liabilities, interest and penalties would be recognized in tax expenses.

Statutory reserves

(24)                          Statutory reserves

The Group’s subsidiaries incorporated in the PRC and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The Group’s subsidiaries must make appropriations to (i) the general reserve and (ii) the enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; enterprise expansion fund appropriation is at the PRC subsidiaries’ directors’ discretion. The Company’s VIEs, in accordance with the China Company Laws, must make appropriations to a (i) statutory reserve fund and (ii) discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; other fund appropriation is at the VIEs’ directors’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund can be used to expand production and operations; it also may be used for increasing registered capital.

Appropriations to these funds, if they occur, are classified in the consolidated balance sheets as statutory reserves; however, such reserves are zero. No appropriations were made during the years ended December 31, 2012, 2013 and 2014. There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Contingencies

(25)                          Contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. See Note 19.

Earnings (loss) per share

(26)                          Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing earnings (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options (using the “treasury stock method”). Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

For each of the three years in the period ended December 31, 2014, the dilutive effect of potential ordinary shares was not factored into the calculation as a net loss was incurred in each period.

Comprehensive loss

(27)                          Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments included in other comprehensive income (loss), which are presented net of tax (zero tax effect).

Recent accounting pronouncements

(28)                          Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers (Topic 606)”. ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective, for public companies, for reporting periods beginning after December 15, 2016, including interim periods within that reporting period and therefore would impact the Group starting January 1, 2017 (however, the FASB has recently voted in April 2015 to delay the effective date by one year, and a deferral is not absolutely certain). Early adoption is not permitted under ASU 2014-09. Entities can transition to the standard either retrospectively or as a cumulative effect adjustment as of the date of adoption. Management is currently assessing the impact of the adoption of ASU 2014-09 and the effect of the standard on the Group’s ongoing financial reporting.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, which will explicitly require management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The issued guidance will require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term “substantial doubt”, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated and (6) require the assessment cover a period of one year after the date that the financial statements are issued (or available to be issued). This guidance is effective for the first annual period ending after December 15, 2016 (hence, calendar 2016 for the Group), and for annual periods and interim periods thereafter. Early application is permitted. The Group anticipates that this guidance will result in expanded disclosures in its financial statements to provide further analysis regarding its existing going concern uncertainty (Note 1).

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis,” or ASU 2015-02. ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies, or calendar 2016 for the Group. Early adoption is permitted, including adoption in an interim period. The Group does not anticipate that the ASU will impact its consolidation conclusions and is in the process of finalizing its evaluation.

Government subsidies

(29)                          Government Subsidies

Government subsidies represent discretionary cash subsidies granted by local governments to encourage the development of certain enterprises that are established in local special economic regions. The cash subsidies may be received in the form of (i) a fixed cash amount determined and provided by a municipal government to an operating subsidiary for product and service innovation, or (ii) an amount determined as a percentage of the income tax and business tax actually paid by an operating subsidiary.

Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received.

For the years ended December 31, 2012, 2013 and 2014, cash subsidies of $1,514,570, $1,484,789 and $135,265 were recognized as other income, respectively.

Segment reporting

(30)                          Segment reporting

Based on the criteria established by ASC 280, the authoritative accounting guidance for segment reporting, the Group currently operates and manages its business as a single operating segment, “Advertising Services” (Note 15).

Revisions to previously reported amounts

(31)                          Revisions to previously reported amounts

Certain amounts in the accompanying consolidated statement of cash flows for the year ended December 31, 2013 have been revised to reflect the corrections of errors.  All corrected amounts are within the adjustments to reconcile net loss to net cash used in operating activities.  Specifically, the line item “gain on derecognition of aged operating liabilities” was corrected from an inflow of $2,938,250, as previously reported, to an outflow of $2,938,250.  The line item “change in accounts payable” was corrected from an outflow of $2,496,787, as previously reported, to an inflow of $1,295,525.  Lastly, the line item “change in accrued expenses and other current liabilities” was revised from an outflow of $3,207,948, as previously reported, to an outflow of $1,123,760.  These errors in previously reported 2013 amounts were the result of computational errors in the calculation of adjustments to arrive at net cash used in operating activities.  These errors impacted only the respective line items within net cash used in operating activities and did not impact any other categories of cash flows, or any other financial statements, or any other reported amounts.

Management evaluated the impact of the identified errors, considering both quantitative and qualitative factors, and concluded that the errors did not result in a material misstatement of the previously issued financial statements for the year ended December 31, 2013 taken as whole, but are being corrected herein to appropriately reflect that comparative period.